UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

BlackRock Treasury Strategies Institutional Fund

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Treasury Strategies Institutional Portfolio

Master Premier Government Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series

and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:   (800) 626-1960

Date of fiscal year end: 04/30/2017

Date of reporting period: 04/30/2017

Item 1 – Report to Stockholders

APRIL 30, 2017

ANNUAL REPORT

Funds For Institutions Series

➢	BlackRock Premier Government Institutional Fund
➢	BlackRock Treasury Strategies Institutional Fund
➢	BlackRock Select Treasury Strategies Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, high-quality assets with more interest rate sensitivity struggled. U.S. Treasuries posted negative returns as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations that the new presidential administration’s policies would provide an extra boost to U.S. growth. More recently, however, growing skepticism about the likelihood of significant near-term U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Nonetheless, markets have remained generally positive thus far in 2017 and continue to exhibit low levels of volatility by historical standards. Although political uncertainty persisted, benign credit conditions and expectations for economic growth have kept markets fairly tranquil. The period ended with a global risk asset rally following centrist Emmanuel Macron’s win in the first round of the French presidential election and better-than-expected U.S. and European corporate earnings.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases both the risk and return potential of active investing. Fixed income investors are also facing challenges as many sectors are exhibiting higher valuations while rates remain at historically low levels.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.32%	17.92%
U.S. small cap equities (Russell 2000® Index)	18.37	25.63
International equities (MSCI Europe, Australasia, Far East Index)	11.47	11.29
Emerging market equities (MSCI Emerging Markets Index)	8.88	19.13
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.23	0.40
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.13)	(2.68)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.67)	0.83
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.41)	0.57
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.30	13.29
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	3

Money Market Overview

For the 12-Month Period Ended April 30, 2017

In June 2016, there was the historic decision by the United Kingdom to leave the European Union (“Brexit”). Major credit rating agencies generally viewed the result of the Brexit vote unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and, in certain cases, downgrading the long-term credit rating of the sovereign by as much as two notches to AA. Volatility was generally moderate in money market funds with positioning for liquidity considerations a key focus in the run up to quarter-end.

Heading into the summer months, the shift of assets from prime money market funds to government money markets continued to pick up as prime money market funds took on a defensive posture in terms of portfolio durations, liquidity and credit exposure. In the month of July, the three-month London Inter-Bank Offered Rate (“LIBOR”) curve steepened significantly, creating a technical buying opportunity for the market. The decrease in buyer base for credit inside of three months led rates for three-month LIBOR to trade above the two-year U.S. Treasury and caused a significant reduction in U.S. dollar funding for issuers in the short-term wholesale funding market.

October 14, 2016 represented the final compliance date for money market reform. The movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion. Fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of U.S. Treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program. The pace of outflows from prime funds and inflows to government funds both slowed as the month progressed, and LIBOR settings, for the most part, moved marginally higher as the odds of a rate hike prior to the end of 2016 increased.

The Federal Open Market Committee (“FOMC”), at its December 14, 2016 meeting, announced a 0.25% increase in the target range for the federal funds rate to 0.50%-0.75%. The decision to raise interest rates was unanimous and widely expected. This further reduction in monetary accommodation, in our view, is demonstrative of the FOMC’s conviction that the economy is on an upward trajectory. At this meeting, the FOMC’s summary of economic projections provided the indication that there would be three additional rate increases in 2017. Leading into the early months of 2017, the markets were weary and were not pricing in a first quarter rate increase. However, in the weeks immediately preceding its March 15, 2017 meeting, FOMC speakers were out in the public talking about the strength of the U.S. labor market and continued progress toward the FOMC’s inflation target of 2%. Within days, the market priced in a March rate increase and at the FOMC’s March 15 meeting, the FOMC delivered a 0.25% increase in the federal funds target range to 0.75%-1.00%.

In our opinion, the FOMC appears to be on a steady path toward the normalization of monetary policy and another two 0.25% increases in the federal funds target range are possible during the balance of 2017. We also believe the FOMC will announce additional details regarding its plan to reduce the size of the Fed’s securities portfolio at the end of the year by ending the reinvestment of principal and interest payments on certain holdings. Nonetheless, we believe the federal funds rate will remain the primary policy tool. Factors that could impact our outlook for the removal of monetary accommodation include a material change in expectations for U.S. fiscal stimulus initiatives as well as the outcome of certain political tail risk events in Europe.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Fund Information as of April 30, 2017	Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Premier Government Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases, effective as of the close of business on December 1, 2017.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2017	0.64%	0.64%

BlackRock Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases, effective as of the close of business on December 1, 2017.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2017	0.49%	0.49%

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases, effective as of the close of business on December 1, 2017.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2017	0.61%	0.61%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2017	0.47%	0.47%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	54%
U.S. Government Sponsored Agency Obligations	30
U.S. Treasury Obligations	16
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2017	0.48%	0.48%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	94%
Other Assets Less Liabilities	6
Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Premier Government Institutional Fund[3]	$1,000.00	$1,002.20	$0.70	$1,000.00	$1,024.09	$0.70	0.14%
BlackRock Treasury Strategies Institutional Fund[3]	$1,000.00	$1,001.50	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
BlackRock Select Treasury Strategies Institutional Fund[3]	$1,000.00	$1,002.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
FFI Government Fund	$1,000.00	$1,001.00	$2.03	$1,000.00	$1,022.76	$2.06	0.41%
FFI Treasury Fund	$1,000.00	$1,001.50	$1.29	$1,000.00	$1,023.51	$1.30	0.26%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[3]	Because the Funds invest all of their assets in their respective Master Portfolio, the expense example reflects the net expenses of both the Funds and the Master Portfolios in which they invest.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Schedule of Investments April 30, 2017	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.38%, 6/12/17	$1,563	$1,571,595
Fannie Mae Discount Notes, 0.53%, 5/01/17 (a)	1,850	1,850,000
Federal Farm Credit Bank Discount Notes, 0.50%, 5/04/17 (a)	1,145	1,144,952
Federal Home Loan Bank Discount Notes (a):
0.63%, 7/19/17	10,000	9,986,285
0.85%, 8/02/17	12,000	11,973,650
0.90%, 8/28/17	1,560	1,555,385
0.98%, 10/25/17	1,600	1,592,330
Freddie Mac Discount Notes (a):
0.80%, 8/02/17	1,090	1,087,747
0.83%, 8/03/17	1,855	1,850,980
Total U.S. Government Sponsored Agency Obligations — 30.4%		32,612,924

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills, 0.97%, 10/26/17 (a)	$7,000	$6,966,946
U.S. Treasury Notes, 2.38%, 7/31/17	10,000	10,038,032
Total U.S. Treasury Obligations — 15.8%		17,004,978

Total Repurchase Agreements — 53.6%		57,500,000
Total Investments (Cost — $107,117,902*) — 99.8%		107,117,902
Other Assets Less Liabilities — 0.2%		263,102

Net Assets — 100.0%		$107,381,004

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	0.84%	4/28/17	5/01/17	$6,000	$6,000	$6,000,420	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.00% to 5.50%, due 12/15/17 to 11/20/45	$39,822,833	$6,451,989
Citigroup Global Markets, Inc.	0.81%[1]	4/28/17	5/01/17	10,000	10,000	10,000,675	U.S. Treasury Obligations, 2.50%, due 2/15/45 to 5/15/46	11,139,430	10,200,004
	0.83%	4/28/17	5/01/17	1,000	1,000	1,000,069	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligations, 0.00% to 1.88%, due 1/31/19 to 11/15/35	1,729,679	1,020,000

Total Citigroup Global Markets, Inc.					$11,000				$11,220,004
Credit Agricole Corp.	0.79%[1]	4/28/17	5/01/17	10,000	10,000	10,000,658	U.S. Treasury Obligation, 1.88%, due 1/31/22	10,122,755	10,200,004
Goldman Sachs & Co.	0.87%	4/27/17	5/04/17	2,000	2,000	2,000,338	U.S. Government Sponsored Agency Obligations, 2.00% to 10.50%, due 8/01/17 to 11/01/46	186,456,615	2,060,000
HSBC Securities (USA), Inc.	0.81%	4/28/17	5/01/17	1,000	1,000	1,000,068	U.S. Government Sponsored Agency Obligation, 3.50%, due 12/01/46	1,010,000	1,030,901
	0.77%	4/25/17	5/02/17	1,500	1,500	1,500,225	U.S. Treasury Obligation, 3.88%, due 5/15/18	1,465,000	1,531,973

Total HSBC Securities (USA), Inc.					$2,500				$2,562,874
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.81%	4/28/17	5/01/17	15,000	15,000	15,001,013	U.S. Treasury Obligation, 1.38%, due 1/31/20	15,259,200	15,300,088
	0.82%	4/28/17	5/01/17	1,000	1,000	1,000,068	U.S. Government Sponsored Agency Obligation, 1.24%, due 8/20/44	2,100,939	1,070,000
	0.89%	4/27/17	5/04/17	2,000	2,000	2,000,346	U.S. Government Sponsored Agency Obligation, 3.00%, due 8/20/45	3,531,508	2,140,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$18,000				$18,510,088
Mitsubishi UFJ Securities USA, Inc.	0.81%	4/28/17	5/01/17	1,000	1,000	1,000,068	U.S. Government Sponsored Agency Obligations, 2.41% to 3.92%, due 4/01/28 to 4/20/47	7,169,729	1,029,194

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	7

Schedule of Investments (concluded)	FFI Government Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Morgan Stanley & Co. LLC	0.76%	4/28/17	5/01/17	$1,000	$1,000	$1,000,063	U.S. Treasury Obligations, 0.00% to 1.50%, due 6/22/17 to 8/15/26	$1,022,400	$1,020,052
Natixis SA	0.82%	4/28/17	5/01/17	1,000	1,000	1,000,068	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 2.25% to 3.49%, due 6/01/40 to 8/15/46	8,025,786	1,029,987
TD Securities (USA) LLC	0.83%	4/28/17	5/01/17	5,000	5,000	5,000,346	U.S. Treasury Obligation, 2.13%, due 6/30/21	4,983,000	5,100,050
Total					$57,500				$59,184,242

[1] Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$107,117,902	—	$107,117,902
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Schedule of Investments April 30, 2017	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.52%, 5/04/17	$47,470	$47,467,987
0.58%, 5/11/17	10,000	9,998,408
0.76%, 5/18/17	62,655	62,632,810
0.74%, 5/25/17	138,000	137,932,963
0.52%, 6/01/17	71,800	71,768,012
0.76%, 6/08/17	69,977	69,922,212
0.79%, 6/15/17	2,223	2,220,433
0.77%, 6/22/17	32,500	32,464,322
0.62%, 7/20/17	20,000	19,973,111
0.92%, 9/28/17	5,000	4,981,146
0.96%, 10/19/17	28,175	28,048,567
0.97%, 10/26/17	14,000	13,933,893
Total Investments (Cost — $501,343,864*) — 93.7%		501,343,864
Other Assets Less Liabilities — 6.3%		33,543,146

Net Assets — 100.0%		$534,887,010

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Fair Value of Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$501,343,864	—	$501,343,864
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	9

Statements of Assets and Liabilities

April 30, 2017	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

Assets
Investments at value — from the applicable Master Portfolio[1]	$2,558,879,443	$944,881,621	$364,421,206	—	—
Investments at value — unaffiliated[2]	—	—	—	$49,617,902	$501,343,864
Repurchase agreements at value — unaffiliated[3]	—	—	—	57,500,000	—
Cash	—	—	—	435,579	414,350
Receivables:
Investments sold	—	—	—	—	33,552,000
Interest — unaffiliated	—	—	—	95,416	63,130
Capital shares sold	—	1,265,135	—	—	—
Prepaid expenses	73,113	18,965	27,480	11,792	17,915

Total assets	2,558,952,556	946,165,721	364,448,686	107,660,689	535,391,259

Liabilities
Payables:
Income dividends	825,811	123,730	108,459	21,820	183,724
Contributions to the Master Portfolio	—	202,277	—	—	—
Administration fees	150,529	122,504	44,946	—	—
Transfer agent fees	60,221	97,598	17,682	26,626	41,703
Professional fees	59,613	42,059	46,937	67,657	70,904
Management fees	—	—	—	57,259	21,406
Officer’s and Directors’ fees	2,616	725	1,014	6,004	7,042
Capital shares redeemed	—	1,062,858	—	—	—
Investment advisory fees	—	—	—	19,767	90,342
Rating agency fees	—	—	—	19,640	18,971
Custodian fees	—	—	—	47,714	57,988
Other accrued expenses	13,469	6,107	7,387	13,198	12,169

Total liabilities	1,112,259	1,657,858	226,425	279,685	504,249

Net Assets	$2,557,840,297	$944,507,863	$364,222,261	$107,381,004	$534,887,010

Net Assets Consist of
Paid-in capital	$2,557,538,019	$944,451,974	$364,207,139	$107,376,225	$534,884,036
Undistributed net investment income	181,348	45,490	5,036	2,494	—
Accumulated net realized gain	—	—	—	2,285	2,974
Accumulated net realized gain allocated from the applicable Master Portfolio	120,930	10,399	10,086	—	—

Net Assets, $1.00 net asset value per share[4]	$2,557,840,297	$944,507,863	$364,222,261	$107,381,004	$534,887,010

[1] Investments at cost — from the applicable Master Portfolio	$2,558,879,443	$944,881,621	$364,421,206	—	—
[2] Investments at cost — unaffiliated	—	—	—	$49,617,902	$501,343,864
[3] Repurchase agreements at cost — unaffiliated	—	—	—	$57,500,000	—
[4] Shares outstanding, unlimited shares authorized, par value $0.01 per share	$2,557,538,019	$944,451,974	$364,207,139	$107,376,225	$534,884,045

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Statements of Operations

Year Ended April 30, 2017	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

Investment Income
Interest — unaffiliated	—	—	—	$1,573,434	$3,442,546
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$12,274,504	$4,740,753	$2,885,142	—	—
Expenses	(1,691,968)	(726,046)	(460,954)	—	—

Total investment income	10,582,536	4,014,707	2,424,188	1,573,434	3,442,546

Fund Expenses
Investment advisory	—	—	—	1,338,722	3,225,935
Administration	2,689,755	1,636,595	895,714	—	—
Transfer agent	328,391	589,967	76,695	197,903	215,269
Registration	83,815	40,947	49,214	46,114	47,177
Professional	76,822	27,072	26,224	52,251	54,891
Printing	17,365	12,669	8,239	9,990	11,506
Officer and Directors	556	287	75	14,742	20,675
Custodian	—	—	—	109,050	43,798
Accounting services	—	—	—	44,177	54,413
Miscellaneous	10,500	15,441	9,341	48,260	52,024

Total expenses	3,207,204	2,322,978	1,065,502	1,861,209	3,725,688
Less:
Fees waived by the Manager	—	—	—	(676,033)	(1,309,872)
Fees waived and/or reimbursed by the Administrator	(927,889)	—	(284,827)	—	—
Fees paid indirectly	—	—	—	(2,972)	(384)

Total expenses after fees waived and/or reimbursed	2,279,315	2,322,978	780,675	1,182,204	2,415,432

Net investment income	8,303,221	1,691,729	1,643,513	391,230	1,027,114

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	313,178	180,911	133,270	—	—
Net realized gain from investments	—	—	—	31,351	73,795

Net Increase in Net Assets Resulting from Operations	$8,616,399	$1,872,640	$1,776,783	$422,581	$1,100,909

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	11

Statements of Changes in Net Assets

	BlackRock Premier Government Institutional Fund		BlackRock Treasury Strategies Institutional Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016	2017	2016

Operations
Net investment income	$8,303,221	$4,823,701	$1,691,729	$809,305
Net realized gain	313,178	152,749	180,911	65,974

Net increase in net assets resulting from operations	8,616,399	4,976,450	1,872,640	875,279

Distributions to Shareholders[1]
From net investment income	(8,303,221)	(4,642,353)	(1,691,729)	(763,815)
From net realized gain	(344,997)	(424,694)	(236,486)	(57,240)

Decrease in net assets resulting from distributions to shareholders	(8,648,218)	(5,067,047)	(1,928,215)	(821,055)

Capital Transactions
Net proceeds from sale of shares	12,853,476,866	24,176,717,707	1,866,930,564	3,734,275,898
Reinvestment of distributions	3,898,811	4,080,026	1,428,896	750,092
Costs of shares redeemed	(13,469,714,574)	(24,451,508,507)	(2,267,071,080)	(4,091,815,864)

Net decrease in net assets derived from capital transactions	(612,338,897)	(270,710,774)	(398,711,620)	(356,789,874)

Net Assets
Total decrease in net assets	(612,370,716)	(270,801,371)	(398,767,195)	(356,735,650)
Beginning of year	3,170,211,013	3,441,012,384	1,343,275,058	1,700,010,708

End of year	$2,557,840,297	$3,170,211,013	$944,507,863	$1,343,275,058

Undistributed net investment income, end of year	$181,348	$181,348	$45,490	$45,490

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Statement of Changes in Net Assets

	BlackRock Select Treasury Strategies Institutional Fund		FFI Government Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016	2017	2016

Operations
Net investment income	$1,643,513	$1,442,965	$391,230	$423,801
Net realized gain	133,270	63,472	31,351	18,464

Net increase in net assets resulting from operations	1,776,783	1,506,437	422,581	442,265

Distributions to Shareholders[1]
From net investment income	(1,643,513)	(1,437,929)	(391,230)	(421,307)
From net realized gain	(164,551)	(60,436)	(30,993)	(22,694)

Decrease in net assets resulting from distributions to shareholders	(1,808,064)	(1,498,365)	(422,223)	(444,001)

Capital Transactions
Net proceeds from sale of shares	2,713,276,702	8,270,003,355	1,195,242,105	5,599,537,010
Reinvestment of distributions	978,254	1,365,626	297,414	411,251
Costs of shares redeemed	(3,385,439,778)	(9,010,117,861)	(2,063,960,372)	(5,818,215,804)

Net decrease in net assets derived from capital transactions	(671,184,822)	(738,748,880)	(868,420,853)	(218,267,543)

Net Assets
Total decrease in net assets	(671,216,103)	(738,740,808)	(868,420,495)	(218,269,279)
Beginning of year	1,035,438,364	1,774,179,172	975,801,499	1,194,070,778

End of year	$364,222,261	$1,035,438,364	$107,381,004	$975,801,499

Undistributed net investment income, end of year	$5,036	$5,036	$2,494	$2,494

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	13

Statements of Changes in Net Assets	FFI Treasury Fund

	Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment income	$1,027,114	$352,360
Net realized gain	73,795	199,476

Net increase in net assets resulting from operations	1,100,909	551,836

Distributions to Shareholders[1]
From net investment income	(1,027,114)	(352,360)
From net realized gain	(155,538)	(166,003)

Decrease in net assets resulting from distributions to shareholders	(1,182,652)	(518,363)

Capital Transactions
Net proceeds from sale of shares	1,149,872,961	2,949,612,691
Reinvestment of distributions	228,519	495,208
Costs of shares redeemed	(2,052,141,725)	(3,269,171,504)

Net decrease in net assets derived from capital transactions	(902,040,245)	(319,063,605)

Net Assets
Total decrease in net assets	(902,121,988)	(319,030,132)
Beginning of year	1,437,008,998	1,756,039,130

End of year	$534,887,010	$1,437,008,998

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Financial Highlights	BlackRock Premier Government Institutional Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0031	0.0012	0.0007	0.0008	0.0017
Net realized gain	0.0002	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0033	0.0013	0.0008	0.0008	0.0017

Distributions:[2]
From net investment income	(0.0031)	(0.0012)	(0.0007)	(0.0008)	(0.0017)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	—	—

Total distributions	(0.0033)	(0.0013)	(0.0008)	(0.0008)	(0.0017)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.33%	0.13%	0.08%	0.08%	0.17%

Ratios to Average Net Assets[4]
Total expenses	0.18%	0.17%	0.17%	0.17%	0.16%

Total expenses after fees waived and/or reimbursed	0.15%	0.17%	0.17%	0.17%	0.16%

Net investment income	0.31%	0.12%	0.07%	0.08%	0.17%

Supplemental Data
Net assets, end of year (000)	$2,557,840	$3,170,211	$3,441,012	$6,613,656	$8,715,444

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Premier Government Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	15

Financial Highlights	BlackRock Treasury Strategies Institutional Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0016	0.0005	0.0004	0.0003	0.0008
Net realized gain	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0018	0.0005	0.0004	0.0003	0.0009

Distributions:[2]
From net investment income	(0.0016)	(0.0005)	(0.0004)	(0.0003)	(0.0008)
From net realized gain	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0018)	(0.0005)	(0.0004)	(0.0003)	(0.0009)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.18%	0.05%	0.04%	0.03%	0.09%

Ratios to Average Net Assets[5]
Total expenses	0.28%	0.25%	0.24%	0.24%	0.23%

Total expenses after fees waived and/or reimbursed	0.28%	0.23%	0.20%	0.20%	0.23%

Net investment income	0.16%	0.05%	0.03%	0.02%	0.08%

Supplemental Data
Net assets, end of year (000)	$944,508	$1,343,275	$1,700,011	$1,931,574	$2,177,640

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Financial Highlights	BlackRock Select Treasury Strategies Institutional Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0026	0.0011	0.0005	0.0005	0.0013
Net realized gain	0.0004	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0030	0.0011	0.0005	0.0005	0.0014

Distributions:[2]
From net investment income	(0.0026)	(0.0011)	(0.0005)	(0.0005)	(0.0013)
From net realized gain	(0.0004)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0030)	(0.0011)	(0.0005)	(0.0005)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.30%	0.11%	0.05%	0.05%	0.14%

Ratios to Average Net Assets[5]
Total expenses	0.22%	0.21%	0.20%	0.20%	0.19%

Total expenses after fees waived and/or reimbursed	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.24%	0.10%	0.05%	0.04%	0.13%

Supplemental Data
Net assets end of year (000)	$364,222	$1,035,438	$1,774,179	$2,593,125	$3,527,892

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	17

Financial Highlights	FFI Government Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0004	0.0001	0.0001	0.0001
Net realized gain	0.0004	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0014	0.0004	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0010)	(0.0004)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0004)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0014)	(0.0004)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.14%	0.04%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.48%	0.38%	0.37%	0.36%	0.35%

Total expenses after fees waived and/or paid indirectly	0.30%	0.18%	0.10%	0.10%	0.18%

Net investment income	0.10%	0.04%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$107,381	$975,801	$1,194,071	$1,666,365	$1,851,308

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Financial Highlights	FFI Treasury Fund

	Year Ended April 30,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0014	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0003	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0017	0.0003	0.0001	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0014)	(0.0003)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0003)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0017)	(0.0003)	(0.0001)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.17%	0.03%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.39%	0.36%	0.35%	0.34%	0.34%

Total expenses after fees waived and/or paid indirectly	0.25%	0.11%	0.04%	0.05%	0.10%

Net investment income	0.11%	0.02%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$534,887	$1,437,009	$1,756,039	$2,129,423	$2,405,503

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	19

Notes to Financial Statements	Funds for Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust consists of five series, BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”) (formerly BlackRock Government Institutional Fund), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”) (formerly BlackRock Select Government Institutional Fund), FFI Government Fund (“Government Fund”) and FFI Treasury Fund (“Treasury Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Government Institutional Fund invests all of its assets in Master Premier Government Institutional Portfolio. Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund invest all of their assets in Master Treasury Strategies Institutional Portfolio (formerly Master Government Institutional Portfolio). The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of April 30, 2017, the percentage of Master Premier Government Institutional Portfolio owned by Premier Government Institutional Fund was 100%. As of April 30, 2017, the percentages of Master Treasury Strategies Institutional Portfolio owned by Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund were 72% and 28%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

On February 18, 2016, the Board on behalf of Government Fund and Treasury Fund approved a proposal to close the Funds to share purchases. Accordingly, effective September 1, 2016, the Funds no longer accept purchase orders.

Each Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Feeder Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Feeder Funds accrue their own expenses.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Notes to Financial Statements (continued)	Funds for Institutions Series

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager and/or Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Funds and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively. A Fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	21

Notes to Financial Statements (continued)	Funds for Institutions Series

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Administration/Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/ Administration: The Trust, on behalf of each of Government Fund and Treasury Fund, entered into Investment Advisory Agreements with the Manager, these Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of Government Fund’s and Treasury Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Government Fund and Treasury Fund pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

The Trust, on behalf of the Feeder Funds, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

For such services, the Feeder Funds pay the Administrator a monthly fee at an annual rate equal to the following percentages of the average daily net assets of each Feeder Fund as follows:

Average Daily Net Assets	Administration Fees
Premier Government Institutional Fund	0.10%
Treasury Strategies Institutional Fund	0.15%
Select Treasury Strategies Institutional Fund	0.13%

The Feeder Funds do not pay an investment advisory fee or investment management fee.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

Expense Limitations, Waivers and Reimbursements: With respect to Government Fund and Treasury Fund, the Manager contractually agreed to waive a portion of the investment advisory fees until September 1, 2018, so that the annual investment advisory fee rate for each Fund was 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by the Manager in the Statements of Operations.

For the year ended April 30, 2017, the amounts waived by the Manager pursuant to these arrangements were as follows:

Government Fund	$562,999
Treasury Fund	$1,305,626

Under Select Treasury Strategies Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Treasury Strategies Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Treasury Strategies Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the year ended April 30, 2017, $284,827 was waived pursuant to this agreement. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

Effective July 1, 2016, with respect to Premier Government Institutional Fund, the Administrator has contractually agreed to waive and/or reimburse fees and expenses of the Fund until September 1, 2018, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Notes to Financial Statements (continued)	Funds for Institutions Series

greater than 0.14% of the Fund’s average daily net assets. The agreement may be terminated with respect to the Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2017, $927,889 was waived pursuant to this agreement. This amount is included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

The Manager voluntarily agreed to waive a portion of its respective management fees and/or reimburse operating expenses to enable Government Fund and Treasury Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager. The Manager may discontinue the waiver at any time.

For the year ended April 30, 2017, the following amounts were waived pursuant to this agreement:

Government Fund	$113,034
Treasury Fund	$4,246

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended April 30, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

		Premier Government Institutional Fund	Treasury Strategies Institutional Fund	Select Treasury Institutional Fund	FFI Government Fund	FFI Treasury Fund
Ordinary income	4/30/2017	$8,648,218	$1,928,215	$1,808,064	$421,661	$1,177,939
	4/30/2016	$5,065,703	$821,055	$1,498,365	$444,001	$514,732
Long-term capital gains[1]	4/30/2017	—	—	—	562	4,713
	4/30/2016	1,344	—	—	—	3,631

Total	4/30/2017	$8,648,218	$1,928,215	$1,808,064	$422,223	$1,182,652

	4/30/2016	$5,067,047	$821,055	$1,498,365	$444,001	$518,363

[1]	The Funds designate these amounts paid during the fiscal year ended April 30, 2017, as capital gain dividends.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	23

Notes to Financial Statements (concluded)	Funds for Institutions Series

As of period end, the tax components of accumulated net earnings were as follows:

	Premier Government Institutional Fund	Treasury Strategies Institutional Fund	Select Treasury Institutional Fund	FFI Government Fund	FFI Treasury Fund
Undistributed ordinary income	$247,427	$55,889	$15,122	$4,779	$2,454
Undistributed long-term capital gains	54,851	—	—	—	542
Net unrealized losses[1]	—	—	—	—	(22)

Total	$302,278	$55,889	$15,122	$4,779	$2,974

[1]	The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales.

7. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On May 24, 2017, the Board of Trustees of the Funds approved a proposal to close Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund to share purchases, effective as of the close of business on December 1, 2017.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Report of Independent Registered Public Accounting Firm	Funds For Institutions Series

To the Trustees and Shareholders of Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), comprising BlackRock Premier Government Institutional Fund, BlackRock Treasury Strategies Institutional Fund (formerly BlackRock Government Institutional Fund), BlackRock Select Treasury Strategies Institutional Fund (formerly BlackRock Select Government Institutional Fund), FFI Government Fund and FFI Treasury Fund (collectively, the “Funds”), including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Premier Government Institutional Fund, BlackRock Treasury Strategies Institutional Fund, BlackRock Select Treasury Strategies Institutional Fund, FFI Government Fund and FFI Treasury Fund, each of Funds For Institutions Series, as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2017

Important Tax Information (Unaudited)

During the fiscal year ended April 30, 2017, the following information is provided with respect to the ordinary income distributions paid by the Funds:

	Premier Government Institutional Fund	Treasury Strategies Institutional Fund	Select Treasury Institutional Fund	FFI Government Fund	FFI Treasury Fund
Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[1]
Months Paid:
May 2016 - December 2016	100.00%	99.57%	99.51%	98.18%	98.93%
January 2017 - April 2017	100.00%	100.00%	100.00%	100.00%	100.00%
Federal Obligation Interest[2]	37.88%	50.90%	52.20%	31.88%	100.00%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	25

Master Portfolio Information as of April 30, 2017	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Government Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	48%
U.S. Government Sponsored Agency Obligations	43
U.S. Treasury Obligations	6
Other Assets Less Liabilities	3

Total	100%

Master Treasury Strategies Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	60%
U.S. Treasury Obligations	40

Total	100%

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Schedule of Investments April 30, 2017	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 4.99%, 5/11/17	$57,860	$57,928,289
Fannie Mae Discount Notes (a):
0.53%, 5/01/17 - 5/02/17	79,215	79,214,264
0.63%, 6/01/17	7,705	7,700,820
Fannie Mae Variable Rate Notes, 1.00%, 8/16/17 (b)	40,000	39,998,814
Federal Farm Credit Bank Discount Notes (a):
0.50%, 5/04/17	17,380	17,379,276
0.83%, 12/15/17	29,775	29,620,369
0.93%, 12/11/17	20,000	19,885,511
Federal Farm Credit Bank Variable Rate Notes, 1.07%, 1/23/18 (b)	14,140	14,140,101
Federal Home Loan Bank (a):
0.79%, 6/12/17	100,000	99,907,833
0.78%, 6/15/17	75,000	74,927,344
0.89%, 9/06/17	19,175	19,114,322
1.01%, 12/04/17	5,485	5,451,938
Federal Home Loan Bank Discount Notes (a):
0.55%, 5/03/17 - 5/26/17	101,575	101,562,918
0.79%, 6/21/17	15,985	15,967,223
0.86%, 7/21/17	17,000	16,967,335
0.85%, 8/02/17	8,000	7,982,433
0.68%, 8/22/17	14,735	14,703,549
0.90%, 8/28/17	17,830	17,777,250
0.91%, 9/22/17	10,330	10,292,399
0.75%, 10/18/17	19,265	19,196,770
0.98%, 10/25/17	35,200	35,031,260
Federal Home Loan Bank Variable Rate Notes (b):
0.80%, 5/02/17 - 5/04/17	29,260	29,260,000
1.04%, 7/06/17	38,515	38,515,000
1.00%, 8/25/17	27,000	27,000,000
0.91%, 11/02/17	16,975	16,975,000
0.85%, 4/13/18 - 4/17/18	125,305	125,305,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a):
0.64%, 5/17/17	$13,000	$12,996,302
0.80%, 8/02/17	18,385	18,347,004
0.83%, 8/03/17	42,185	42,093,576
0.73%, 10/16/17	38,820	38,687,753
Freddie Mac Variable Rate Notes (b):
1.12%, 7/21/17 - 3/08/18	56,000	55,999,315
Total U.S. Government Sponsored Agency Obligations — 43.4%		1,109,928,968

U.S. Treasury Obligations — 5.8%
U.S. Treasury Bills (a):
0.92%, 9/28/17	24,500	24,407,615
0.96%, 10/19/17	33,210	33,061,323
U.S. Treasury Notes:
0.88%, 11/15/17	22,760	22,742,580
0.75%, 2/28/18	28,970	28,931,711
0.96%, 1/31/19 (b)	40,000	40,000,000
Total U.S. Treasury Obligations — 5.8%		149,143,229

Total Repurchase Agreements — 48.3%		1,235,710,000
Total Investments (Cost — $2,494,782,197*) — 97.5%		2,494,782,197
Other Assets Less Liabilities — 2.5%		64,097,246

Net Assets — 100.0%		$2,558,879,443

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	0.82%	4/28/17	5/01/17	$100,000	$100,000	$100,006,833	U.S. Treasury Obligations, 0.00% to 4.50%, due 6/30/17 to 8/15/39	$102,526,800	$102,000,054
	0.84%	4/28/17	5/01/17	40,000	40,000	40,002,800	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.10% to 7.09%, due 7/15/17 to 8/20/46	421,343,936	42,675,262
	0.80%[1]	4/28/17	5/05/17	21,000	21,000	21,003,267	U.S. Treasury Obligations, 0.00% to 2.25%, due 11/30/17 to 5/15/39	22,504,901	21,420,000

Total BNP Paribas Securities Corp.					$161,000				$166,095,316
Citigroup Global Markets, Inc.	0.81%[2]	4/28/17	5/01/17	190,000	190,000	190,012,825	U.S. Treasury Obligations, 2.50%, due 2/15/45 to 2/15/46	211,649,170	193,800,073
Credit Agricole Corp.	0.79%[2]	4/28/17	5/01/17	190,000	190,000	190,012,508	U.S. Treasury Obligation, 1.88%, due 1/31/22	192,332,345	193,800,075
Goldman Sachs & Co.	0.87%	4/27/17	5/04/17	31,500	31,500	31,505,329	U.S. Government Sponsored Agency Obligations, 1.79% to 9.40%, due 2/01/18 to 2/01/47	445,407,552	32,445,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	27

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
HSBC Securities (USA), Inc.	0.79%	4/28/17	5/01/17	$3,000	$3,000	$3,000,198	U.S. Treasury Obligation, 3.00%, due 2/15/47	$3,025,000	$3,063,953
	0.81%	4/28/17	5/01/17	40,000	40,000	40,002,700	U.S. Government Sponsored Agency Obligations, 0.82% to 1.88%, due 1/26/18 to 3/13/20	40,845,000	40,803,570
	0.77%	4/25/17	5/02/17	26,500	26,500	26,503,968	U.S. Treasury Obligation, 3.00%, due 2/15/47	26,690,000	27,033,684
	0.77%	4/26/17	5/03/17	5,895	5,895	5,895,883	U.S. Treasury Obligation, 3.00%, due 2/15/47	5,940,000	6,016,489

Total HSBC Securities (USA), Inc.					$75,395				$76,917,696
J.P. Morgan Securities LLC	0.81%	4/28/17	5/01/17	128,000	128,000	128,008,640	U.S. Treasury Obligation, 1.75%, due 11/30/21	129,780,000	130,563,017
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.81%	4/28/17	5/01/17	10,000	10,000	10,000,675	U.S. Treasury Obligation, 1.38%, due 1/31/20	10,172,800	10,200,059
	0.82%	4/28/17	5/01/17	35,000	35,000	35,002,392	U.S. Government Sponsored Agency Obligations, 2.55% to 3.50%, due 9/15/45 to 12/20/66	283,817,413	38,850,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$45,000				$49,050,059
Mitsubishi UFJ Securities USA, Inc.	0.81%	4/28/17	5/01/17	140,000	140,000	140,009,450	U.S. Government Sponsored Agency Obligations, 2.28% to 5.00%, due 7/01/26 to 4/20/47	326,651,816	143,882,163
Mizuho Securities USA, Inc.	0.83%	4/28/17	5/01/17	44,000	44,000	44,003,043	U.S. Treasury Obligations, 1.63% to 2.13%, due 8/15/21 to 8/15/22	44,589,900	44,880,019
RBC Capital Markets LLC	0.79%	4/28/17	5/01/17	10,000	10,000	10,000,658	U.S. Treasury Obligations, 0.00% to 2.38%, due 5/31/18 to 11/15/41	10,181,500	10,200,046
	0.80%	4/28/17	5/01/17	7,000	7,000	7,000,467	U.S. Government Sponsored Agency Obligations, 5.02% to 5.24%, due 3/15/37 to 9/15/46	135,518,422	7,490,000

Total RBC Capital Markets LLC					$17,000				$17,690,046
Societe Generale SA	0.82%	4/28/17	5/01/17	10,000	10,000	10,000,683	U.S. Treasury Obligations, 0.00% to 3.75%, due 10/12/17 to 11/15/43	8,876,300	10,200,078
	0.87%	4/20/17	6/15/17	33,815	33,815	33,860,763	U.S. Treasury Obligations, 0.00% to 6.25%, due 7/15/17 to 11/15/45	33,863,000	34,491,366

Total Societe Generale SA					$43,815				$44,691,444
TD Securities (USA) LLC	0.81%	4/28/17	5/01/17	100,000	100,000	100,006,750	U.S. Treasury Obligation, 2.88%, due 5/15/43	102,250,000	102,000,087
	0.83%	4/28/17	5/01/17	50,000	50,000	50,003,458	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.75% to 5.00%, due 8/31/17 to 1/01/47	59,872,875	51,255,673

Total TD Securities (USA) LLC					$150,000				$153,255,760
Wells Fargo Securities LLC	0.79%	4/26/17	5/03/17	20,000	20,000	20,003,072	U.S. Government Sponsored Agency Obligation, 4.00%, due 3/01/47	19,609,021	20,600,000
Total					$1,235,710				$1,267,670,668

[1] Variable rate security. Rate as of period end and maturity is the date and the principal owed can be recovered through demand.
[2] Traded in a joint account.

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Schedule of Investments (concluded)	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,494,782,197	—	$2,494,782,197
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	29

Schedule of Investments April 30, 2017	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.52%, 6/01/17	$58,000	$57,974,279
0.63%, 8/10/17	70,000	69,878,239
0.92%, 9/28/17	20,000	19,924,583
0.93%, 10/05/17	15,000	14,940,471
0.96%, 10/19/17	19,030	18,944,805
0.97%, 10/26/17	41,000	40,806,400
U.S. Treasury Notes:
0.75%, 6/30/17	4,695	4,696,045
2.38%, 7/31/17	25,000	25,095,080
0.88%, 10/15/17	30,000	30,017,890
0.88%, 11/15/17	17,440	17,426,652
1.09%, 1/31/18 (b)	47,885	47,917,156
0.75%, 2/28/18	26,305	26,258,872
2.88%, 3/31/18	24,500	24,895,181
1.00%, 7/31/18 (b)	25,000	25,034,334
0.99%, 10/31/18 (b)	39,070	39,068,546
0.96%, 1/31/19 (b)	55,000	54,999,559
Total U.S. Treasury Obligations — 39.6%		517,878,092

Total Repurchase Agreements — 60.3%		790,000,000
Total Investments (Cost — $1,307,878,092*) — 99.9%		1,307,878,092
Other Assets Less Liabilities — 0.1%		1,424,735

Net Assets — 100.0%		$1,309,302,827

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Federal Reserve Bank of New York	0.75%	4/28/17	5/01/17	$790,000	$790,000	$790,049,375	U.S. Treasury Obligation, 3.00%, due 5/15/42	$771,369,800	$790,049,415

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,307,878,092	—	$1,307,878,092
[1] See above Schedule of Investments for values in each security type.

During the year ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Statements of Assets and Liabilities

April 30, 2017	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

Assets
Investments at value — unaffiliated[1]	$1,259,072,197	$517,878,092
Repurchase agreements at value — unaffiliated[2]	1,235,710,000	790,000,000
Cash	62,510,290	742,510
Receivables:
Contributions from investors	—	202,277
Interest — unaffiliated	1,926,220	750,251
Prepaid expenses	5,987	3,624

Total assets	2,559,224,694	1,309,576,754

Liabilities
Payables:
Investment advisory fees	105,772	58,783
Custodian fees	82,983	78,483
Professional fees	65,041	60,841
Directors’ fees	6,551	4,999
Other accrued expenses	84,904	70,821

Total liabilities	345,251	273,927

Net Assets	$2,558,879,443	$1,309,302,827

Net Assets Consist of
Investors’ capital	$2,558,879,443	$1,309,302,827

Net Assets	$2,558,879,443	$1,309,302,827

[1] Investments at cost — unaffiliated	$1,259,072,197	$517,878,092
[2] Repurchase agreements at cost — unaffiliated	$1,235,710,000	$790,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	31

Statements of Operations

Year Ended April 30, 2017	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

Investment Income
Interest — unaffiliated	$12,274,504	$7,625,895

Expenses
Investment advisory	1,345,087	890,328
Custodian	192,614	85,766
Accounting services	79,465	74,690
Professional	52,965	56,830
Directors	35,911	26,183
Insurance	15,144	10,451
Printing	4,763	4,147
Miscellaneous	641	38,605

Total expenses	1,726,590	1,187,000
Less fees paid indirectly	(34,622)	—

Total expenses after fees and paid indirectly	1,691,968	1,187,000

Net investment income	10,582,536	6,438,895

Realized Gain
Net realized gain from investments — unaffiliated	313,178	314,181

Net Increase in Net Assets Resulting from Operations	$10,895,714	$6,753,076

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Statements of Changes in Net Assets

	Master Premier Government Institutional Portfolio		Master Treasury Strategies Institutional Portfolio
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2017	2016	2017	2016

Operations
Net investment income	$10,582,536	$9,257,663	$6,438,895	$6,640,786
Net realized gain	313,178	152,749	314,181	129,446

Net increase in net assets resulting from operations	10,895,714	9,410,412	6,753,076	6,770,232

Capital Transactions
Proceeds from contributions	12,853,476,866	24,176,717,707	4,580,207,266	12,004,279,253
Value of withdrawals	(13,476,095,031)	(24,456,971,223)	(5,656,808,422)	(13,106,614,274)

Net decrease in net assets derived from capital transactions	(622,618,165)	(280,253,516)	(1,076,601,156)	(1,102,335,021)

Net Assets
Total decrease in net assets	(611,722,451)	(270,843,104)	(1,069,848,080)	(1,095,564,789)
Beginning of year	3,170,601,894	3,441,444,998	2,379,150,907	3,474,715,696

End of year	$2,558,879,443	$3,170,601,894	$1,309,302,827	$2,379,150,907

See Notes to Financial Statements.

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Financial Highlights	Master Premier Government Institutional Portfolio

	Year Ended April 30,
	2017	2016	2015	2014	2013

Total Return
Total return	0.42%	0.24%	0.19%	0.19%	0.27%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees paid indirectly	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.39%	0.24%	0.18%	0.18%	0.28%

Supplemental Data
Net assets, end of year (000)	$2,558,879	$3,170,602	$3,441,445	$6,614,333	$8,716,207

	Master Treasury Strategies Institutional Portfolio
	Year Ended April 30,
	2017	2016	2015	2014	2013

Total Return
Total return	0.39%	0.22%	0.18%	0.17%	0.26%

Ratios to Average Net Assets
Total expenses	0.07%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived and paid indirectly	0.07%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.36%	0.22%	0.16%	0.16%	0.25%

Supplemental Data
Net assets, end of year (000)	$1,309,303	$2,379,151	$3,474,716	$4,525,195	$5,706,269

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of The Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The financial statements relate to two series of the Master LLC: Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (formerly Master Government Institutional Portfolio) (each, a “Master Portfolio” and together, the “Master Portfolios”).

On February 18, 2016, the Board approved changes to Master Government Institutional Portfolio‘s name and principal investment strategies. Master Government Institutional Portfolio changed its name to Master Treasury Strategies Institutional Portfolio. Under its new principal investment strategies, the Master Portfolio invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. These changes became effective on May 2, 2016.

Each Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Master Portfolio’s weekly liquid assets.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

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Notes to Financial Statements (continued)	Master Institutional Money Market LLC

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Master Portfolio’s net assets.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

6. Income Tax Information:

The Master Portfolios are classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2017. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of April 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

7. Principal Risks:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Directors and Investors of Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Institutional Money Market LLC (the “Master LLC”), comprising Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (formerly Master Government Institutional Portfolio) as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio, each of Master Institutional Money Market LLC, as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2017

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Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/ Master LLC	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Directors[2]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 145 Portfolios	None
Susan J. Carter 1956	Director	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 145 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 145 Portfolios	None
Neil A. Cotty 1954	Director	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 145 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 145 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 145 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 145 Portfolios	None
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 145 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 145 Portfolios	None
Claire A. Walton 1957	Director	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 145 Portfolios	None

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Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/ Master LLC	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Directors[2]
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 145 Portfolios	None
Interested Directors[4]
Barbara G. Novick 1960	Director and President[5]	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Director, President[6] and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	129 RICs consisting of 318 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/Master LLC based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

[5] President of the Trust.
[6] President of the Master LLC.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/ Master LLC	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/Master LLC serve at the pleasure of the Board.
Further information about the Trust/Master LLC’s Officers and Directors is available in the Trust/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner retired as Directors of the Trust/Master LLC.

Investment Adviser/Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 60 State Street Boston, MA 02109

Transfer Agent Boston Financial Data Services Boston, MA 02266	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

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Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2017	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-4/17-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. Each registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Treasury Strategies Institutional Fund	$9,180	$8,530	$4,000	$0	$9,792	$9,792	$0	$0
BlackRock Premier Government Institutional Fund	$9,180	$8,530	$4,000	$0	$9,792	$9,792	$0	$0
BlackRock Select Treasury Strategies Institutional Fund	$9,792	$9,142	$4,000	$0	$9,792	$9,792	$0	$0
FFI Government Fund	$32,997	$32,347	$4,000	$0	$9,792	$9,792	$0	$0
FFI Treasury Fund	$30,702	$30,052	$4,000	$0	$9,792	$9,792	$0	$0
Master Treasury Strategies Institutional Portfolio	$38,199	$37,549	$2,000	$0	$13,260	$13,260	$0	$0
Master Premier Government Institutional Portfolio	$38,199	$37,549	$2,000	$0	$13,260	$13,260	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,129,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Funds’ principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of each Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Treasury Strategies Institutional Fund	$13,792	$9,792
BlackRock Premier Government Institutional Fund	$13,792	$9,792
BlackRock Select Treasury Strategies Institutional Fund	$13,792	$9,792
FFI Government Fund	$13,792	$9,792
FFI Treasury Fund	$13,792	$9,792
Master Treasury Strategies Institutional Portfolio	$15,260	$13,260
Master Premier Government Institutional Portfolio	$15,260	$13,260

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

3

Current Fiscal Year End	Previous Fiscal Year End
$2,129,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –    The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –    There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2017

5